UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Saba Capital Management, LP
           --------------------------------------------------
Address:   405 Lexington Avenue
           --------------------------------------------------
           58th Floor
           --------------------------------------------------
           New York, New York 10174
           --------------------------------------------------

Form 13F File Number:      028-14282
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert K. Simonds
           --------------------------------------------------
Title:     General Counsel & Chief Compliance Officer
           --------------------------------------------------
Phone:     212-543-3610
           --------------------------------------------------

Signature, Place, and Date of Signing:

 /s/ Robert K. Simonds           New York, New York                 8/14/2012
 -----------------------------------------------------------------------------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        51
                                               -------------

Form 13F Information Table Value Total:        $396,994

                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report. 	NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- --------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                        VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- --------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
A123 SYS INC                 NOTE 3.750% 4/1 03739TAA6      640  2,460,000 PRN      SOLE                 2,460,000      0    0
A123 SYS INC                 COM             03739T108    1,140    905,100 SH       SOLE                   905,100      0    0
ADVANCED MICRO DEVICES INC   COM             007903107      857    149,500 SH       SOLE                   149,500      0    0
ALLIANCE DATA SYSTEMS CORP   NOTE 1.750% 8/0 018581AD0   34,221 19,750,000 PRN      SOLE                19,750,000      0    0
ALPHA NATURAL RESOURCES INC  COM             02076X102    2,081    238,893 SH       SOLE                   238,893      0    0
ASSURED GUARANTY LTD         COM             G0585R106   28,200  2,000,000 SH  PUT  SOLE                 2,000,000      0    0
BEAZER HOMES USA INC         COM             07556Q105    3,341  1,028,125 SH       SOLE                 1,028,125      0    0
BELO CORP                    COM SER A       080555105    2,237    347,404 SH       SOLE                   347,404      0    0
BOSTON SCIENTIFIC CORP       COM             101137107   13,164  2,321,656 SH       SOLE                 2,321,656      0    0
BOYD GAMING CORP             COM             103304101    6,635    921,563 SH       SOLE                   921,563      0    0
C&J ENERGY SVCS INC          COM             12467B304    3,556    192,243 SH       SOLE                   192,243      0    0
CEMEX SAB DE CV              SPON ADR NEW    151290889      438     65,038 SH       SOLE                    65,038      0    0
CEMEX SAB DE CV              SPON ADR NEW    151290889    1,493    221,832 SH  PUT  SOLE                   221,832      0    0
CLEARWATER PAPER CORP        COM             18538R103    2,375     69,614 SH       SOLE                    69,614      0    0
COMMUNITY HEALTH SYS INC NEW COM             203668108   10,075    359,433 SH       SOLE                   359,433      0    0
CORNING INC                  COM             219350105   16,177  1,251,142 SH       SOLE                 1,251,142      0    0
COTT CORP QUE                COM             22163N106    3,561    433,721 SH       SOLE                   433,721      0    0
CROSSTEX ENERGY INC          COM             22765Y104    7,050    503,600 SH       SOLE                   503,600      0    0
DYNEGY INC DEL               COM             26817G300    1,985  3,392,547 SH       SOLE                 3,392,547      0    0
FELCOR LODGING TR INC        COM             31430F101    1,878    399,568 SH       SOLE                   399,568      0    0
FERRO CORP                   COM             315405100    6,553  1,365,278 SH       SOLE                 1,365,278      0    0
GENERAL MTRS CO              COM             37045V100   13,903    705,010 SH       SOLE                   705,010      0    0
GILEAD SCIENCES INC          NOTE 1.000% 5/0 375558AN3    6,183  5,000,000 PRN      SOLE                 5,000,000      0    0
GOODYEAR TIRE & RUBR CO      COM             382550101    5,213    441,434 SH       SOLE                   441,434      0    0
GUESS INC                    COM             401617105    2,580     84,960 SH       SOLE                    84,960      0    0
HASBRO INC                   COM             418056107    6,498    191,859 SH       SOLE                   191,859      0    0
INTERNATIONAL GAME TECHNOLOG COM             459902102      828     52,600 SH       SOLE                    52,600      0    0
JAKKS PAC INC                COM             47012E106    3,985    248,890 SH       SOLE                   248,890      0    0
LEAP WIRELESS INTL INC       COM NEW         521863308    2,895    450,286 SH       SOLE                   450,286      0    0
LEVEL 3 COMMUNICATIONS INC   COM NEW         52729N308    4,076    184,012 SH       SOLE                   184,012      0    0
MCCLATCHY CO                 CL A            579489105    2,213  1,005,937 SH       SOLE                 1,005,937      0    0
MERITOR INC                  COM             59001K100    6,337  1,213,909 SH       SOLE                 1,213,909      0    0
OFFICE DEPOT INC             COM             676220106    3,341  1,546,758 SH       SOLE                 1,546,758      0    0
POLYPORE INTL INC            COM             73179V103    3,488     86,360 SH       SOLE                    86,360      0    0
PRUDENTIAL FINL INC          COM             744320102      831     17,160 SH       SOLE                    17,160      0    0
RESEARCH IN MOTION LTD       COM             760975102    7,390  1,000,000 SH       SOLE                 1,000,000      0    0
RITE AID CORP                COM             767754104   11,179  7,985,347 SH       SOLE                 7,985,347      0    0
SAKS INC                     COM             79377W108    2,149    201,770 SH       SOLE                   201,770      0    0
SHAW GROUP INC               COM             820280105    7,672    280,921 SH       SOLE                   280,921      0    0
SHERWIN WILLIAMS CO          COM             824348106   17,206    130,000 SH  PUT  SOLE                   130,000      0    0
SMITHFIELD FOODS INC         COM             832248108    1,459     67,435 SH       SOLE                    67,435      0    0
SPANSION INC                 COM CL A NEW    84649R200    5,114    465,747 SH       SOLE                   465,747      0    0
SPDR S&P 500 ETF TR          TR UNIT         78462F103   96,907    711,137 SH       SOLE                   711,137      0    0
STEEL DYNAMICS INC           COM             858119100      481     41,066 SH       SOLE                    41,066      0    0
SYNOVUS FINL CORP            COM             87161C105    2,225  1,123,952 SH       SOLE                 1,123,952      0    0
THOMPSON CREEK METALS CO INC UNIT 99/99/9999 884768300      953     50,000 SH       SOLE                    50,000      0    0
TRANSOCEAN LTD               REG SHS         H8817H100    4,189     93,660 SH       SOLE                    93,660      0    0
TYSON FOODS INC              CL A            902494103    5,373    285,330 SH       SOLE                   285,330      0    0
WALGREEN CO                  COM             931422109   12,719    430,000 SH  CALL SOLE                   430,000      0    0
WALTER ENERGY INC            COM             93317Q105    1,557     35,266 SH       SOLE                    35,266      0    0
WENDYS CO                    COM             95058W100   10,393  2,201,944 SH       SOLE                 2,201,944      0    0